                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE

Report for the Calendar Year or Quarter Ended: 3/31/05
                                               -------

Check here if Amendment [ ]; Amendment Number:
                                               -------

     This Amendment (Check only one.): [ ] is a restatement.

                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Income Research & Management, Inc.
      ----------------------------------

Address: Two International Place
         -----------------------

         23rd floor
         ----------

         Boston, MA 02110-4106
         ---------------------

Form l3F File Number: 28-10329
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Christina Gaughran
        ------------------

Title:  Vice President
        ------------------

Phone:  (617) 330-9333
        ------------------

Signature, Place, and Date of Signing:

Christina Gaughran               Boston, MA             4/14/2005
------------------------       --------------         -------------
      {Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                                         FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0
                                  -----

Form 13F Information Table Entry Total:  47
                                       ------

Form 13F Information Table Value Total:  264,193
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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
                                                                                                                     COLUMN 8
COLUMN 1                    COLUMN 2           COLUMN 3    COLUMN 4   COLUMN 5              COLUMN 6   COLUMN 7  VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS       CUSIP      MARKET     SHRS OR  SH/  PUT/  INVESTMENT   OTHER   --------------------
                                                           X ($1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
AMERICAN INTL GROUP         DBCV 11/0          026874AP2   22,925.10  34,735    PRN   P    SOLE        NONE        0      0    NONE
AMGEN INC                   NOTE 3/0           031162AE0   13,378.73  18,390    PRN   P    SOLE        NONE        0      0    NONE
BOEING                      COM                97023105     102.31     1,750    SH         SOLE        NONE        0      0    NONE
BRISTOL-MYER                DBCV 9/1           110122AM0   15,140.19  15,200    PRN   P    SOLE        NONE        0      0    NONE
BRISTOL-MYER                DBCV 9/1           110122AN8   3,844.81    3,860    PRN   P    SOLE        NONE        0      0    NONE
CENDANT                     COM                151313103     57.51     2,800    SH         SOLE        NONE        0      0    NONE
CITIGROUP                   COM                172967101     62.02     1,380    SH         SOLE        NONE        0      0    NONE
COMCAST CORP                CL A               20030N101     67.56     2,000    SH         SOLE        NONE        0      0    NONE
CORNING                     COM                219350105     17.81     1,600    SH         SOLE        NONE        0      0    NONE
CSX CORP                    DBCV 10/3          126408GA5   5,700.63    6,515    PRN   P    SOLE        NONE        0      0    NONE
DIAMOND OFFSHORE DRILLING   SR DB CV 144A      25271CAD4   2,356.33    2,000    PRN   P    SOLE        NONE        0      0    NONE
DIAMOND OFFSHORE DRILLING   SUB DB CONV        25271CAE2   22,944.80  19,475    PRN   P    SOLE        NONE        0      0    NONE
DUKE ENERGY                 NOTE 1.75% 5/1     264399EJ1   6,980.23    5,797    PRN   P    SOLE        NONE        0      0    NONE
FORD                        COM                345370860     17.00     1,500    SH         SOLE        NONE        0      0    NONE
FRANKLIN RESOURCES          NOTE 5/1           354613AC5   6,800.00   10,000    PRN   P    SOLE        NONE        0      0    NONE
GENERAL MILLS               DBCV 10/2          370334AU8   2,764.13    3,900    PRN   P    SOLE        NONE        0      0    NONE
GENERAL MOTORS (sh)         DEB SR CONV B      370442733   8,000.25   426,680   SH    P    SOLE        NONE        0      0    NONE
HCC INSURANCE               NOTE 1.30% 4/0     404132AB8   16,812.47  14,875    PRN   P    SOLE        NONE        0      0    NONE
HORACE MANN EDUCATORS       NOTE 1.75% 5/1     440327AG9    938.35     2,000    PRN   P    SOLE        NONE        0      0    NONE
INTL PAPER                  DBCV 6/2           460146BM4   5,202.15    9,480    PRN   P    SOLE        NONE        0      0    NONE
JOHNSON & JOHNSON           SDCV               02261WAB5   15,756.30  17,080    PRN   P    SOLE        NONE        0      0    NONE
LEGG MASON                  NOTE 6/0           524901AG0   7,568.91    8,375    PRN   P    SOLE        NONE        0      0    NONE
LIBERTY MEDIA               COM                530718105     31.11     3,000    SH         SOLE        NONE        0      0    NONE
LOWES COMPANIES             NOTE 2/1           548661CF2   5,083.33    5,415    PRN   P    SOLE        NONE        0      0    NONE
LOWES COMPANIES             NOTE .861% 10/1    548661CG0   15,455.15  15,058    PRN   P    SOLE        NONE        0      0    NONE
MERCK                       COM                589331107     58.27     1,800    SH         SOLE        NONE        0      0    NONE
MERRILL-KR                  MTNF 1% 2/1        59018SZ23   4,047.96    4,175    PRN        SOLE        NONE        0      0    NONE
MILACRON INC                COM                598709103     21.06     6,904    SH         SOLE        NONE        0      0    NONE
MOTOROLA                    COM                620076109     76.35     5,100    SH         SOLE        NONE        0      0    NONE
NORTHROP                    COM                666807102     89.07     1,650    SH         SOLE        NONE        0      0    NONE
PFIZER INC                  COM                717081103     19.70      750     SH         SOLE        NONE        0      0    NONE
PMI GROUP INC               DBCV 3.875% 11/    69344MAE1   1,031.53    1,000    PRN   P    SOLE        NONE        0      0    NONE
QWEST COMMUNICATIONS        COM                749121109     33.30     9,000    SH         SOLE        NONE        0      0    NONE
RADIAN GROUP INC            DBCV 3.875% 11/    750236AF8   8,452.19    8,500    PRN   P    SOLE        NONE        0      0    NONE
RITE AID                    COM                767754104     31.15     7,865    SH         SOLE        NONE        0      0    NONE
RUSSELL 2000                COM                464287655     60.95      500     SH         SOLE        NONE        0      0    NONE
SCHLUMBERGER SER B          DBCV 3.875% 11/    806857AD0   1,340.23    1,240    PRN   P    SOLE        NONE        0      0    NONE
SOLECTRON                   COM                834182107     6.94      2,000    SH         SOLE        NONE        0      0    NONE
SUN MICROSYSTEMS            COM                866810104     8.08      2,000    SH         SOLE        NONE        0      0    NONE
TIME WARNER                 COM                887317105     61.43     3,500    SH         SOLE        NONE        0      0    NONE
TRAVELERS (sh)              NT CV JR 2032      89420G307   20,387.86  919,200   SH         SOLE        NONE        0      0    NONE
TYCO                        COM                902124106    114.92     3,400    SH         SOLE        NONE        0      0    NONE
VERIZON GLOBAL              NOTE 5/1           92344GAN6   22,865.24  37,331    PRN   P    SOLE        NONE        0      0    NONE
VERIZON GLOBAL              DB CV ZRO 144A     92344GAP1   2,073.31    3,385    PRN   P    SOLE        NONE        0      0    NONE
WACHOVIA CORP               COM                929903102     72.55     1,425    SH         SOLE        NONE        0      0    NONE
WALT DISNEY                 Note 2.125% 4/1    254687AU0   7,233.28    6,525    PRN   P    SOLE        NONE        0      0    NONE
WASTE MANAGEMENT            COM                94106L109    100.98     3,500    SH         SOLE        NONE        0      0    NONE
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